SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of supplementary financial statement information [Abstract]
Research and development services	$ 11,609	$ 12,123	$ 5,501
Payroll and related expenses	5,704	5,097	3,475
Lab, occupancy and telephone	993	920	769
Professional fees	688	662	678
Depreciation and amortization	424	452	452
Other	390	256	302
Research and development expenses	$ 19,808	$ 19,510	$ 11,177